Changes in right-of-use assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Changes in property and equipment [Line Items]
Beginning balance	₩ 1,076,404	₩ 150,889
Acquisitions	1,076,404	150,889
Disposals	(43,644)	(30,716)
Depreciation	(479,657)	(171,771)
Effects of foreign currency movements	14,031	5,593
Business combination (Note 50)	43,242
Ending balance	4,083,328	3,003,886
Right-of-use assets
Schedule of Changes in property and equipment [Line Items]
Beginning balance	805,783
Disposals	(12,595)
Depreciation	(298,538)
Effects of foreign currency movements	2,981
Business combination (Note 50)	31,589
Ending balance	1,112,796
Right-of-use assets | Real estate
Schedule of Changes in property and equipment [Line Items]
Beginning balance	554,478
Acquisitions	781,097
Disposals	(10,808)
Depreciation	(280,691)
Effects of foreign currency movements	2,890
Business combination (Note 50)	30,837
Ending balance	1,077,803	554,478
Right-of-use assets | Vehicle
Schedule of Changes in property and equipment [Line Items]
Beginning balance	16,528
Acquisitions	16,523
Disposals	(1,638)
Depreciation	(10,094)
Effects of foreign currency movements	91
Business combination (Note 50)	584
Ending balance	21,994	16,528
Right-of-use assets | Others
Schedule of Changes in property and equipment [Line Items]
Beginning balance	12,570
Acquisitions	8,163
Disposals	(149)
Depreciation	(7,753)
Effects of foreign currency movements	0
Business combination (Note 50)	168
Ending balance	₩ 12,999	₩ 12,570